UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      PilotRock Investment Partners GP, LLC

Address:   1700 East Putnam Avenue
           Old Greenwich, CT 06870


Form 13F File Number: 28-10617


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Thomas D. O'Malley, Jr.
Title:  Managing Member
Phone:  203-698-8812

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas D. O'Malley, Jr.        Old Greenwich, CT                  11/15/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              30

Form 13F Information Table Value Total:  $      141,048
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     28-10619              O'Malley, Jr., Thomas D.
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- --------------- --------- -------- ----------------- ---------- -------- -------------------
                                                        VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- --------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ANNALY CAP MGMT INC          COM             035710409     2054   116700 SH       SOLE       1         116700      0    0
AON CORP                     COM             037389103     1554    39742 SH       SOLE       1          39742      0    0
BABCOCK & WILCOX CO NEW      COM             05615F102     3023   142060 SH       SOLE       1         142060      0    0
BARCLAYS BANK PLC            ADR 2 PREF 2    06739F390      695    28466 SH       SOLE       1          28466      0    0
BAXTER INTL INC              COM             071813109     5687   119200 SH  CALL SOLE       1                     0    0
BRUKER CORP                  COM             116794108     6381   454830 SH       SOLE       1         454830      0    0
EXXON MOBIL CORP             COM             30231G102     1959    31700 SH       SOLE       1          31700      0    0
FRONTIER COMMUNICATIONS CORP COM             35906A108     4904   600200 SH       SOLE       1         600200      0    0
GOLDEN STAR RES LTD CDA      COM             38119T104     2045   414765 SH       SOLE       1         414765      0    0
GREAT BASIN GOLD LTD         COM             390124105     7472  3049964 SH       SOLE       1        3049964      0    0
IAMGOLD CORP                 COM             450913108     2844   160585 SH       SOLE       1         160585      0    0
ISHARES TR                   DJ  US REAL EST 464287739     2062    39000 SH  PUT  SOLE       1          39000      0    0
LIFE TECHNOLOGIES CORP       COM             53217V109     6995   149822 SH       SOLE       1         149822      0    0
MASTERCARD INC               CL A            57636Q104     7529    33611 SH       SOLE       1          33611      0    0
MERCK & CO INC NEW           COM             58933Y105     1362    37000 SH       SOLE       1          37000      0    0
MICROSOFT CORP               COM             594918104    11078   452338 SH       SOLE       1         452338      0    0
MONSANTO CO NEW              COM             61166W101     3810    79500 SH  CALL SOLE       1                     0    0
NEWMONT MINING CORP          COM             651639106    10631   169258 SH       SOLE       1         169258      0    0
NEWMONT MINING CORP          COM             651639106     4893    77900 SH  CALL SOLE       1                     0    0
NOKIA CORP                   SPONSORED ADR   654902204     3150   314061 SH       SOLE       1         314061      0    0
OCCIDENTAL PETE CORP DEL     COM             674599105     2083    26600 SH       SOLE       1          26600      0    0
PAN AMERICAN SILVER CORP     COM             697900108     1480    50000 SH       SOLE       1          50000      0    0
PFIZER INC                   COM             717081103    10781   627872 SH       SOLE       1         627872      0    0
PROCTER & GAMBLE CO          COM             742718109     4156    69300 SH       SOLE       1          69300      0    0
TESORO CORP                  COM             881609101     1420   106300 SH       SOLE       1         106300      0    0
TRANSATLANTIC PETROLEUM LTD  SHS             G89982105     6846  2301000 SH       SOLE       1        2301000      0    0
UNITED STATES NATL GAS FUND  UNIT            912318102     1502   243500 SH  CALL SOLE       1                     0    0
VALERO ENERGY CORP NEW       COM             91913Y100     2077   118600 SH       SOLE       1         118600      0    0
VISA INC                     COM CL A        92826C839     6284    84623 SH       SOLE       1          84623      0    0
YAMANA GOLD INC              COM             98462Y100    14291  1253594 SH       SOLE       1        1253594      0    0


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